CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
Sales	$ 37,684	$ 40,197	$ 73,927	$ 88,965
Cost of sales	5,049	10,919	10,452	21,384
Gross margin	32,635	29,278	63,475	67,581
Operating expenses:
General & administrative expenses	471,591	36,843	570,747	115,302
Total operating expenses	471,591	36,843	570,747	115,302
Loss from operations	(438,956)	(7,565)	(507,272)	(47,721)
Other income (expense):
Interest income (expense)	0	5,247	0	10,497
Other income (expense)	(1,750)	5,088	(1,750)	5,089
Unrealized gain (loss)	0	1,290	(1,651)	1,290
Impairment of digital assets	(2,825)	0	(2,825)	0
Total other income (expense)	(4,575)	11,625	(6,226)	16,876
Income (loss) before provision for income taxes	(443,531)	4,060	(513,498)	(30,845)
Provision (credit) for income taxes	800	915	800	(80)
Net income (loss)	$ (444,331)	$ 3,145	$ (514,298)	$ (30,925)
Loss per share:
Basic	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)
Diluted	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)
Weighted average shares outstanding:
A Basic	69,541,308	68,984,086	69,347,898	68,984,086
B Diluted	69,541,308	68,984,086	69,347,898	68,984,086